Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0001096752
Registrant Name	EDGEWELL PERSONAL CARE Co
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES